Commitments contingencies and concentration risk (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Concentration Of Credit Risk	10.00%
Federal Deposit Insurance Corporation	$ 250,000
Three Customer [Member] | Revenue [Member]
Concentration Of Credit Risk		10.00%
Aggregate Accounted Credit Risk Percentage		41.00%
Account Receivable [Member] | Three Customer [Member]
Concentration Of Credit Risk	10.00%
Aggregate Accounted Credit Risk Percentage	46.00%
Account Receivable [Member] | Two Customer [Member]
Concentration Of Credit Risk		10.00%
Aggregate Accounted Credit Risk Percentage		25.00%
Revenues [Member] | Two Customer [Member]
Concentration Of Credit Risk	10.00%
Aggregate Accounted Credit Risk Percentage	36.00%